Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
7	Cash and cash equivalents

	December 31,
	2019	2018
	$	$
Cash on hand and balances with banks	4,801	3,501
Interest-bearing deposits with maturities of three months or less	3,037	11,011
	7,838	14,512